Employee Benefits - Summary of Amounts Recognized for Long-term Obligations (Detail) - Other Long-term Benefits [member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change in the liability for defined benefits
Defined benefit obligations at the beginning of the year	$ 17,784,771	$ 20,905,422
Charge to income for the year	3,277,847	3,420,158
Actuarial (gains) losses recognized in income due to:
Change in financial assumptions	878,516	(3,028,211)
Change in demographic assumptions	(1,015,274)	(119,982)
For experience during the year	(3,558,599)	(3,390,396)
Benefits paid	(3,446)	(2,220)
Defined benefit liabilities at end of year	$ 17,363,815	$ 17,784,771